Subsequent Events (Details) - USD ($)					12 Months Ended
	Oct. 24, 2024	Oct. 21, 2024	Apr. 01, 2024	Oct. 22, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Sep. 19, 2024	Oct. 25, 2023
Subsequent Events [Line Items]
Ordinary shares issued.					27,000,000	24,000,000
Ordinary shares outstanding.					27,000,000	24,000,000
Ordinary shares of par value (in Dollars per share)					$ 0.0001	$ 0.0001
Market value of listed securities minimum amount (in Dollars)		$ 35,000,000
Share capital divided (in Dollars)					$ 2,700	$ 2,400
Ordinary shares divided					500,000,000	500,000,000
Ordinary shares issued			8,783,700	1,000,000
Gross proceeds (in Dollars)					$ 13,783,523		$ 897,222
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued.								2,700,000
Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares issued.									1,000,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued.								29,700,000
Ordinary shares outstanding.								29,700,000
Ordinary shares of par value (in Dollars per share)								$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares of par value (in Dollars per share)		$ 1
Ordinary shares issued	9,500,000,000
Gross proceeds (in Dollars)	$ 6,000,000
Placement shares gross proceeds (in Dollars)	$ 6,000,000
Closing bid price	101.00%
Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares of par value (in Dollars per share)	$ 0.0001
Price per share (in Dollars per share)		$ 1
Share capital divided (in Dollars)	$ 1,000,000
Ordinary shares divided	10,000,000,000
Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares of par value (in Dollars per share)	$ 0.0001
Share capital divided (in Dollars)	$ 50,000
Ordinary shares divided	500,000,000